Capital Stock - Schedule of Employee SBC Expense by Income Statement Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee SBC expense	$ 34.1	$ 33.4	$ 30.1
Cost of sales
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee SBC expense	14.6	14.7	14.6
Selling, general and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee SBC expense	$ 19.5	$ 18.7	$ 15.5